Subsequent Events (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		0 Months Ended
	Dec. 31, 2013 Class A Common Stock	Sep. 30, 2013 Class A Common Stock	Feb. 03, 2014 Subsequent Event	Feb. 03, 2014 Subsequent Event Convertible preferred stock Quarterly cash dividend	Feb. 03, 2014 Subsequent Event Class A Common Stock	Feb. 03, 2014 Subsequent Event Class A Common Stock Quarterly cash dividend	Feb. 03, 2014 Subsequent Event Class A Common Stock Special annual dividend
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Declared			$ 131,619
Dividends declared per share	$ 0.43	$ 0.43		$ 3.00	$ 2.18	$ 0.55	$ 1.63